Other current assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	SFr 2,249	SFr 2,486
Accrued income	276	1,131
Balance at December 31	SFr 2,525	SFr 3,617